PHOENIX SERIES FUND
                       Supplement dated April 17, 2001 to
                       Prospectus dated February 28, 2001


  The disclosure contained in the prospectus dated February 28, 2001 is hereby supplemented as described below.


                     PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

PERFORMANCE TABLES
         The year 2000 annual return in the bar chart at the top of page 9 is revised to -17.33.

         The Class A Share and Class B Share average annual total returns in the table at the bottom of page 9 is revised as follows:

--------------------------------------------- ------------- ------------ ------------ -------------------
Average Annual Total Returns                                  Five
(for the periods ending 12/31/00)               One Year      Years       Ten Years    Life of the Fund
--------------------------------------------- ------------- ------------ ------------ -------------------
Class A Shares                                  -22.09%       19.87%       18.83%            N/A
--------------------------------------------- ------------- ------------ ------------ -------------------
Class B Shares                                  -21.69%       20.38%         N/A            22.77%
--------------------------------------------- ------------- ------------ ------------ -------------------


PORTFOLIO MANAGEMENT
         The disclosure in the second paragraph under the heading "Portfolio Management" on page 12 of the prospectus is replaced with the following:

              Jim Chen serves as the portfolio manager of the fund and as such is responsible for the day-to-day management of the fund's portfolio. Mr. Chen is a Vice President of Engemann and has been with Engemann since 1994. Mr. Chen also serves as co-portfolio manager of the Phoenix-Engemann Capital Growth Fund. Mr. Chen earned the right to use the Chartered Financial Analyst designation in 1994.


                        PHOENIX-GOODWIN MONEY MARKET FUND

         The following paragraph is inserted after the last paragraph on page 30:

              Phoenix has agreed to assume expenses and reduce the advisory fee for the benefit of the fund to the extent that operating expenses (excluding interest, taxes, brokerage fees and commission and extraordinary expenses) exceed 0.85% for Class A Shares, 1.60% for Class B Shares and 1.85% for Class C Shares.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.




PXP 393/AG&MM (4/01)